Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	¥ 2,491,316,213	$ 362,346,915	¥ 2,164,458,820	¥ 576,652,618
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	11,319,279	1,646,321	20,676,273	4,805,183
Share-based compensation expense	57,981,487	8,433,058	64,055,851	22,133,620
Foreign exchange loss net	90,771,459	13,202,161	7,176,838	9,651,304
Changes in operating assets and liabilities:
Receivables from related party	372,812	54,223	629,329	(180,927,010)
Net cash provided by operating activities	3,332,318,827	484,665,672	2,797,808,786	794,063,139
Net cash used in investing activities	(2,790,734,349)	(405,895,476)	(4,422,318,732)	(3,598,136,678)
Net cash (used in)/provided by financing activities	(6,727,839,034)	(978,523,604)	10,001,639,139	3,379,729,509
Effect of exchange rate changes on cash and cash equivalents	(57,682,237)	(8,389,533)	(77,947,461)
Net (decrease)/increase in cash and cash equivalents, and restricted cash	(6,243,936,793)	(908,142,941)	8,299,181,732	575,655,970
Cash and cash equivalents, and restricted cash at beginning of the year	9,084,951,709	1,321,351,423	785,769,977	210,114,007
Cash and cash equivalents, and restricted cash at end of the year	2,841,014,916	413,208,482	9,084,951,709	785,769,977
Parent Company [Member]
Cash flows from operating activities:
Net income	2,390,771,363	347,723,271	2,247,857,713	576,652,618
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(2,549,589,488)	(370,822,411)	(2,315,454,720)	(598,786,238)
Share-based compensation expense	55,734,443	8,106,239	66,522,766	¥ 22,133,620
Foreign exchange loss net	92,089,724	13,393,895
Changes in operating assets and liabilities:
Receivables from related party	(5,508,535)	(801,183)	(22,577)
Other current receivables	2,848,608	414,313	(4,564,046)
Other current payables	1,158,081	168,436	1,378,058
Net cash provided by operating activities	(12,495,804)	(1,817,440)	(4,282,806)
Net cash used in investing activities	(562,307,977)	(81,784,303)	(2,033,240,388)
Net cash (used in)/provided by financing activities	(1,410,797,361)	(205,191,966)	4,881,181,230
Effect of exchange rate changes on cash and cash equivalents	17,105,135	2,487,839	(331,854,326)
Net (decrease)/increase in cash and cash equivalents, and restricted cash	(1,968,496,007)	(286,305,870)	2,511,803,710
Cash and cash equivalents, and restricted cash at beginning of the year	2,511,803,710	365,326,698
Cash and cash equivalents, and restricted cash at end of the year	¥ 543,307,703	$ 79,020,828	¥ 2,511,803,710